Natural and environmental resources - Accounting for suspended exploratory wells (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Natural and environmental resources [Line Items]
Number of projects exceeding 1 year	6	16	30
Wells under 1 year of suspension	$ 651,040	$ 908,972	$ 935,110
Between 1 and 3 years
Disclosure of Natural and environmental resources [Line Items]
Wells under 1 year of suspension	0		361,700
Between 3 and 5 years
Disclosure of Natural and environmental resources [Line Items]
Wells under 1 year of suspension	0	319,368	132,021
2027 and thereafter
Disclosure of Natural and environmental resources [Line Items]
Wells under 1 year of suspension	651,040	$ 589,604	$ 441,389
2022.
Disclosure of Natural and environmental resources [Line Items]
Wells under 1 year of suspension	$ 20,863